UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/98

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    J. MICHAEL POLLOCK
Address: 223 WEST NASH STREET
         MC 100-01-03-20
         WILSON, NC 27894

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     J. MICHAEL POLLOCK
Title:    SENIOR VICE PRESIDENT
Phone:    (252) 246-4316
Signature, Place, and Date of Signing:

    J. MICHAEL POLLOCK  WILSON, NC    MARCH 31, 1999


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:       28

Form 13F Information Table Entry Total:         $8,557



List of Other Included Managers:

NONE

                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --- ---  --- ---- ------- ------------- ------- --------- ------
BB&T CORPORATION               COM              054937107      205     5590 SH       SOLE                     4390              1200
BB&T CORPORATION               COM              054937107      183     5000 SH       DEFINED                  5000
BANKAMERICA CORPORATION NEW    COM              06605F102      205     2894 SH       SOLE                     2894
BANKAMERICA CORPORATION NEW    COM              06605F102       61      867 SH       DEFINED                   867
BRISTOL MYERS SQUIBB CO        COM              110122108      449     6945 SH       SOLE                     6945
BRISTOL MYERS SQUIBB CO        COM              110122108      103     1600 SH       DEFINED                  1600
CAPITAL ONE FINANCIAL CORP     COM              14040H105      378     2556 SH       SOLE                     2556
CAPITAL ONE FINANCIAL CORP     COM              14040H105      286     1931 SH       DEFINED                  1931
CHESAPEAKE CORP                COM              165159104      904    33500 SH       SOLE                    33500
CHESAPEAKE CORP                COM              165159104       16      600 SH       DEFINED                   600
COCA COLA CO                   COM              191216100      654    10350 SH       SOLE                    10350
E I DUPONT NUMOURS             COM              263534109      101     1746 SH       SOLE                     1746
E I DUPONT NUMOURS             COM              263534109      181     3125 SH       DEFINED                  3125
EXXON CORP                     COM              302290101      384     5388 SH       SOLE                     5288               100
EXXON CORP                     COM              302290101      165     2324 SH       DEFINED                  2324
FIRST UNION CORP               COM              337358105      155     2888 SH       SOLE                     2888
FIRST UNION CORP               COM              337358105      192     3578 SH       DEFINED                  3578
GTE CORP                       COM              362320103      178     2950 SH       SOLE                     2850               100
GTE CORP                       COM              362320103       24      400 SH       DEFINED                   400
GENERAL ELEC CO                COM              369604103     1134    10010 SH       SOLE                    10010
GENERAL ELEC CO                COM              369604103      173     1529 SH       DEFINED                  1529
MERCK & CO INC                 COM              589331107      404     4918 SH       SOLE                     4918
MERCK & CO INC                 COM              589331107       28      344 SH       DEFINED                   344
PFIZER INC                     COM              717081103      432     3045 SH       SOLE                     3045
PFIZER INC                     COM              717081103       11       82 SH       DEFINED                    82
PHILIP MORRIS COS INC          COM              718154107      181     4800 SH       SOLE                     4800
PHILIP MORRIS COS INC          COM              718154107       22      600 SH       DEFINED                   600
SCHERING PLOUGH CORP           COM              806605101     1348    23950 SH       SOLE                    23950